Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock Member	Additional Paid In Capital Member	Retained Earnings Member	Accumulated Other Comprehensive Income Member	Treasury Stock Member
Balance, shares at Dec. 31, 2013	3,957,135
Balance, Beg at Dec. 31, 2013	$ 64,485	$ 39	$ 3,759	$ 71,879	$ (4,552)	$ (6,640)
Net earnings	3,680			3,680
Other Comprehensive Income (Loss), Net of Tax	5,688				5,688
Cash dividends paid	(1,567)			(1,567)
Sale of treasury stock	5		4			1
Balance, End at Jun. 30, 2014	$ 72,291	39	3,763	73,992	1,136	(6,639)
Balance, shares at Jun. 30, 2014	3,957,135
Balance, shares at Dec. 31, 2014	3,957,135
Balance, Beg at Dec. 31, 2014	$ 75,799	39	3,763	76,193	2,443	(6,639)
Net earnings	4,012			4,012
Other Comprehensive Income (Loss), Net of Tax	(1,158)				(1,158)
Cash dividends paid	(1,603)			(1,603)
Sale of treasury stock	3		2			1
Balance, End at Jun. 30, 2015	$ 77,053	$ 39	$ 3,765	$ 78,602	$ 1,285	$ (6,638)
Balance, shares at Jun. 30, 2015	3,957,135